Unaudited Condensed Statement of Operations	2 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Formation, general and administrative expenses	$ 63,748
Net loss	$ (63,748)
Weighted average Class A and Class B ordinary shares outstanding, basic and diluted | shares	7,066,920
Basic and diluted net loss per Class A and Class B ordinary share | $ / shares	$ (0.01)